U.S. VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 3.5%
Cable & Satellite - 1.1%
Charter Communications, Inc. - Class A (a)	81	$ 35,488
Comcast Corporation - Class A	731	34,182
		69,670
Entertainment Content - 0.5%
Fox Corporation - Class A	924	30,547

Internet Media & Services - 0.4%
Expedia Group, Inc. (a)	260	28,181

Publishing & Broadcasting - 0.5%
Nexstar Media Group, Inc.	174	28,327

Telecommunications - 1.0%
AT&T, Inc.	2,058	30,438
Verizon Communications, Inc.	898	31,412
		61,850
Consumer Discretionary - 14.3%
Apparel & Textile Products - 1.7%
Crocs, Inc. (a)	247	24,043
PVH Corporation	337	28,173
Tapestry, Inc.	700	23,324
VF Corporation	1,585	31,320
		106,860
Automotive - 2.7%
Autoliv, Inc.	334	32,599
BorgWarner, Inc.	663	27,017
Ford Motor Company	2,049	24,854
General Motors Company	768	25,736
Harley-Davidson, Inc.	863	29,126
Lear Corporation	202	29,106
		168,438
E-Commerce Discretionary - 0.5%
eBay, Inc.	675	30,227

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 14.3% (Continued)
Home & Office Products - 0.4%
Whirlpool Corporation	198	$ 27,712

Home Construction - 3.4%
D.R. Horton, Inc.	246	29,279
Lennar Corporation - Class A	239	28,463
Meritage Homes Corporation	216	30,033
Mohawk Industries, Inc. (a)	271	27,477
PulteGroup, Inc.	387	31,757
Taylor Morrison Home Corporation (a)	613	29,056
Toll Brothers, Inc.	380	31,133
		207,198
Leisure Facilities & Services - 1.4%
Boyd Gaming Corporation	436	29,156
Hilton Grand Vacations, Inc. (a)	660	28,855
Marriott Vacations Worldwide Corporation	238	25,868
		83,879
Leisure Products - 0.5%
Brunswick Corporation	352	27,850

Retail - Discretionary - 3.7%
Asbury Automotive Group, Inc. (a)	125	28,750
AutoNation, Inc. (a)	175	27,491
Avis Budget Group, Inc. (a)	131	27,954
Dick's Sporting Goods, Inc.	226	26,293
Hertz Global Holdings, Inc. (a)	1,647	27,917
Lithia Motors, Inc.	97	29,877
Penske Automotive Group, Inc.	176	28,917
Williams-Sonoma, Inc.	240	33,887
		231,086
Consumer Staples - 3.0%
Food - 0.5%
Darling Ingredients, Inc. (a)	484	29,892

Retail - Consumer Staples - 1.4%
Albertsons Companies, Inc. - Class A	1,406	31,495

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Staples - 3.0% (Continued)
Retail - Consumer Staples - 1.4% (Continued)
Kroger Company (The)	662	$ 30,710
Walgreens Boots Alliance, Inc.	1,046	26,474
		88,679
Tobacco & Cannabis - 0.5%
Altria Group, Inc.	683	30,202

Wholesale - Consumer Staples - 0.6%
Bunge Ltd.	310	35,439

Energy - 14.7%
Oil & Gas Producers - 13.7%
APA Corporation	806	35,335
Chord Energy Corporation	198	31,977
Civitas Resources, Inc.	431	35,437
ConocoPhillips	282	33,566
Coterra Energy, Inc.	1,177	33,180
Devon Energy Corporation	609	31,114
Diamondback Energy, Inc.	223	33,847
Energy Transfer, L.P.	2,388	32,166
Enterprise Products Partners, L.P.	1,160	30,868
EOG Resources, Inc.	254	32,669
HF Sinclair Corporation	662	36,470
Marathon Oil Corporation	1,238	32,621
Marathon Petroleum Corporation	260	37,119
Matador Resources Company	564	35,814
MPLX, L.P.	894	31,192
Murphy Oil Corporation	754	34,232
New Fortress Energy, Inc.	1,125	34,920
Ovintiv, Inc.	782	36,723
PBF Energy, Inc. - Class A	764	35,824
Phillips 66	303	34,590
Pioneer Natural Resources Company	145	34,500
Range Resources Corporation	1,068	34,582
Southwestern Energy Company (a)	5,102	34,592
Valero Energy Corporation	269	34,943

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 14.7% (Continued)
Oil & Gas Producers - 13.7% (Continued)
Western Midstream Partners, L.P.	1,126	$ 30,053
		848,334
Oil & Gas Services & Equipment - 1.0%
Halliburton Company	824	31,823
Noble Corporation plc	631	33,279
		65,102
Financials - 34.5%
Asset Management - 3.9%
Affiliated Managers Group, Inc.	195	26,132
Ameriprise Financial, Inc.	91	30,720
Apollo Global Management, Inc.	386	33,713
Blue Owl Capital Corporation	2,234	31,097
Carlyle Group, Inc. (The)	905	29,277
Franklin Resources, Inc.	1,065	28,478
Invesco Ltd.	1,698	27,032
Stifel Financial Corporation	497	32,315
		238,764
Banking - 12.2%
Bank of America Corporation	1,049	30,075
Bank OZK	743	29,846
BOK Financial Corporation	353	29,338
Citigroup, Inc.	653	26,962
Citizens Financial Group, Inc.	1,097	30,859
Comerica, Inc.	643	30,935
Credicorp Ltd.	205	28,993
East West Bancorp, Inc.	531	29,386
Fifth Third Bancorp	1,135	30,134
First Citizens BancShares, Inc. - Class A	24	32,650
First Horizon Corporation	2,447	30,710
Huntington Bancshares, Inc.	2,744	30,431
JPMorgan Chase & Company	209	30,583
KeyCorp	2,933	33,230
M&T Bank Corporation	233	29,137
New York Community Bancorp, Inc.	2,678	32,885
PNC Financial Services Group, Inc. (The)	240	28,975

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 34.5% (Continued)
Banking - 12.2% (Continued)
Prosperity Bancshares, Inc.	533	$ 30,280
Regions Financial Corporation	1,618	29,674
SouthState Corporation	435	31,451
Truist Financial Corporation	926	28,289
US Bancorp	869	31,745
Webster Financial Corporation	746	31,638
Wells Fargo & Company	712	29,398
Wintrust Financial Corporation	399	30,966
		758,570
Institutional Financial Services - 1.9%
Bank of New York Mellon Corporation (The)	683	30,646
Goldman Sachs Group, Inc. (The)	95	31,133
Jefferies Financial Group, Inc.	871	31,086
State Street Corporation	402	27,633
		120,498
Insurance - 9.2%
American Financial Group, Inc.	266	30,835
American International Group, Inc.	528	30,899
Assurant, Inc.	244	33,996
Axis Capital Holdings Ltd.	588	32,258
Chubb Ltd.	164	32,943
Corebridge Financial, Inc.	1,639	29,223
Equitable Holdings, Inc.	1,111	31,997
Everest Group Ltd.	88	31,740
Globe Life, Inc.	282	31,463
Hartford Financial Services Group, Inc. (The)	429	30,811
MetLife, Inc.	526	33,316
Old Republic International Corporation	1,215	33,229
Principal Financial Group, Inc.	390	30,307
Prudential Financial, Inc.	335	31,714
Reinsurance Group of America, Inc.	219	30,358
RenaissanceRe Holdings Ltd.	160	30,062
Unum Group	656	32,269
Voya Financial, Inc.	420	29,266
		566,686

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 34.5% (Continued)
Specialty Finance - 7.3%
AerCap Holdings N.V. (a)	478	$ 29,407
AGNC Investment Corporation	3,036	30,087
Air Lease Corporation	714	29,103
Ally Financial, Inc.	1,096	30,348
Annaly Capital Management, Inc.	1,544	31,297
Capital One Financial Corporation	273	27,952
Credit Acceptance Corporation (a)	57	28,601
Discover Financial Services	260	23,418
Essent Group Ltd.	650	32,643
Fidelity National Financial, Inc.	811	33,575
MGIC Investment Corporation	1,929	33,912
OneMain Holdings, Inc.	668	27,729
Rithm Capital Corporation	3,269	33,703
Starwood Property Trust, Inc.	1,506	30,768
Synchrony Financial	872	28,148
		450,691
Health Care - 5.6%
Biotech & Pharma - 4.1%
Bristol-Myers Squibb Company	500	30,825
Gilead Sciences, Inc.	406	31,051
Jazz Pharmaceuticals plc (a)	246	35,266
Organon & Company	1,503	33,006
Pfizer, Inc.	863	30,533
Royalty Pharma plc - Class A	1,013	30,208
United Therapeutics Corporation (a)	135	30,289
Viatris, Inc.	3,024	32,508
		253,686
Health Care Facilities & Services - 1.5%
Centene Corporation (a)	489	30,147
Cigna Group (The)	115	31,770
CVS Health Corporation	437	28,479
		90,396

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 6.2%
Commercial Support Services - 0.6%
H&R Block, Inc.	957	$ 38,261

Electrical Equipment - 1.0%
Atkore, Inc. (a)	202	31,101
Vontier Corporation	950	29,840
		60,941
Industrial Support Services - 1.5%
Triton International Ltd.	369	30,963
United Rentals, Inc.	68	32,404
WESCO International, Inc.	175	28,324
		91,691
Machinery - 0.9%
AGCO Corporation	231	29,921
CNH Industrial N.V.	2,079	28,649
		58,570
Transportation & Logistics - 1.7%
Alaska Air Group, Inc. (a)	573	24,049
American Airlines Group, Inc. (a)	1,687	24,850
Delta Air Lines, Inc.	652	27,958
United Airlines Holdings, Inc. (a)	563	28,043
		104,900
Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	533	32,220

Materials - 9.0%
Chemicals - 4.5%
Albemarle Corporation	129	25,634
Celanese Corporation	254	32,095
CF Industries Holdings, Inc.	421	32,446
Chemours Company (The)	802	27,284
Eastman Chemical Company	352	29,924
LyondellBasell Industries N.V. - Class A	336	33,187
Mosaic Company (The)	860	33,411
Olin Corporation	557	32,317

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 9.0% (Continued)
Chemicals - 4.5% (Continued)
Westlake Corporation	240	$ 31,435
		277,733
Containers & Packaging - 2.4%
Berry Global Group, Inc.	473	30,906
Graphic Packaging Holding Company	1,292	28,734
Sealed Air Corporation	697	25,831
Sonoco Products Company	537	30,851
WestRock Company	1,042	34,083
		150,405
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc. (a)	1,816	27,767

Steel - 1.6%
Commercial Metals Company	556	31,297
Steel Dynamics, Inc.	288	30,698
United States Steel Corporation	1,244	38,676
		100,671
Real Estate - 0.8%
REITs - 0.8%
Medical Properties Trust, Inc.	3,144	22,700
Spirit Realty Capital, Inc.	763	29,459
		52,159
Technology - 4.9%
Software - 0.5%
Gen Digital, Inc.	1,620	32,805

Technology Hardware - 3.0%
Arrow Electronics, Inc. (a)	213	28,421
Avnet, Inc.	615	31,211
Dell Technologies, Inc. - Class C	559	31,438
Hewlett Packard Enterprise Company	1,797	30,531
HP, Inc.	927	27,541
TD SYNNEX Corporation	315	32,052
		181,194

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Technology - 4.9% (Continued)
Technology Services - 1.4%
DXC Technology Company (a)	1,100	$ 22,814
Fidelity National Information Services, Inc.	522	29,159
Global Payments, Inc.	277	35,093
		87,066
Utilities - 2.1%
Electric Utilities - 1.1%
NRG Energy, Inc.	835	31,354
Vistra Corporation	1,165	36,605
		67,959
Gas & Water Utilities - 1.0%
National Fuel Gas Company	599	32,190
UGI Corporation	1,149	28,932
		61,122

Investments at Value - 98.6% (Cost $6,219,952)		$ 6,104,228

Other Assets in Excess of Liabilities - 1.4%		85,730

Net Assets - 100.0%		$ 6,189,958

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.